Annual Fund Operating Expenses - Quality Equity Portfolio	Dec. 31, 2024
Class I | Quality Equity Portfolio Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.82%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.89%
Class S | Quality Equity Portfolio Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.82%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.15%